Financial Assets and Liabilities - Notional amounts of derivative instruments (Details)	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Foreign exchange forward contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 649,538,000	$ 658,988,000
Foreign exchange forward contracts | AUD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 630,170,000	$ 647,948,000
Average forward rate	0.7171	0.7569
Foreign exchange forward contracts | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 19,368,000	$ 11,040,000
Average forward rate	1.0617	1.2025
Foreign exchange forward contracts | Non Hedge
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 248,004,000	$ 261,804,000
Foreign exchange forward contracts | Non Hedge | AUD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 228,636,000	$ 250,764,000
Average forward rate	0.7037	0.7579
Foreign exchange forward contracts | Non Hedge | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 19,368,000	$ 11,040,000
Average forward rate	1.0617	1.2025
Foreign exchange forward contracts | Cash Flow Hedge
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 401,534,000	$ 397,184,000
Foreign exchange forward contracts | Cash Flow Hedge | AUD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 401,534,000	$ 397,184,000
Average forward rate	0.7248	0.7563
Foreign exchange forward contracts | Cash Flow Hedge | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 0	$ 0
Average forward rate	0	0
Foreign exchange forward contracts | Under 12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 612,523,000	$ 634,361,000
Foreign exchange forward contracts | Under 12 months | AUD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 593,155,000	$ 623,321,000
Average forward rate	0.7180	0.7563
Foreign exchange forward contracts | Under 12 months | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 19,368,000	$ 11,040,000
Average forward rate	1.0617	1.2025
Foreign exchange forward contracts | Over 12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 37,015,000	$ 24,627,000
Foreign exchange forward contracts | Over 12 months | AUD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 37,015,000	$ 24,627,000
Average forward rate	0.7038	0.7718
Foreign exchange forward contracts | Over 12 months | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 0	$ 0
Average forward rate	0	0
Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 650,000,000	$ 650,000,000
Average interest rate	0.81%	0.81%
Interest rate swaps | Non Hedge
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 0	$ 0
Average interest rate
Interest rate swaps | Cash Flow Hedge
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 650,000,000	$ 650,000,000
Average interest rate	0.81%	0.81%
Interest rate swaps | Under 12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 0	$ 0
Average interest rate
Interest rate swaps | Over 12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 650,000,000	$ 650,000,000
Average interest rate	0.81%	0.81%